Income Taxes (Details Narrative) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PRC [Member]
Income tax rate	25.00%		25.00%
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Deferred tax asset		$ 0		$ 0	$ 0
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | PRC [Member]
Income tax rate		25.00%		25.00%
Shenzhen Yeller Audio & Video Technology Co., Limited [Member] | PRC [Member] | Maximum [Member]
Net operating losses term		5 years		5 years